Shareholder Report, Holdings (Details) - Berkshire Focus Fund	Jun. 30, 2024
NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.92%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	7.02%
Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	6.15%
Arista Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	6.08%
Eli Lilly and Company
Holdings [Line Items]
Percent of Total Investments	6.05%
Taiwan Semiconductor Mfg. Co. Ltd. – ADR
Holdings [Line Items]
Percent of Total Investments	6.05%
Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	6.03%
The Trade Desk, Inc.
Holdings [Line Items]
Percent of Total Investments	4.98%
Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.92%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	4.92%
Semiconductors
Holdings [Line Items]
Percent of Total Investments	29.18%
Business Software & Services
Holdings [Line Items]
Percent of Total Investments	18.48%
Communication Equipment
Holdings [Line Items]
Percent of Total Investments	8.60%
Computer Hardware
Holdings [Line Items]
Percent of Total Investments	7.99%
Internet Services
Holdings [Line Items]
Percent of Total Investments	7.03%
Drug Manufacturers
Holdings [Line Items]
Percent of Total Investments	6.05%
Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	4.92%
Consumer Electronics
Holdings [Line Items]
Percent of Total Investments	4.92%
Internet Social Media
Holdings [Line Items]
Percent of Total Investments	4.92%
Cybersecurity Equipment & Services
Holdings [Line Items]
Percent of Total Investments	4.05%
Automobile Manufacturers
Holdings [Line Items]
Percent of Total Investments	4.02%
Hotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	0.03%
Cryptocurrency
Holdings [Line Items]
Percent of Total Investments	0.01%